Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Mar-18	Distribution Date	16-Apr-18
Collection Period End	31-Mar-18	30/360 Days	30
Beg. of Interest Period	15-Mar-18	Actual/360 Days	32
End of Interest Period	16-Apr-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	785,854,766.60	728,244,861.18	0.5365947
Total Securities		1,357,159,875.53	785,854,766.60	728,244,861.18	0.5365947
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	58,664,643.27	18,283,868.45	0.0487570
Class A-2b Notes	2.056600%	160,000,000.00	25,030,247.80	7,801,117.20	0.0487570
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	40,380,774.82	61,597.88	107.6820662	0.1642610
Class A-2b Notes	17,229,130.60	45,757.52	107.6820662	0.2859845
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000

Total Securities	57,609,905.42	722,497.07

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,853,150.43
Monthly Interest				3,956,305.52

Total Monthly Payments				15,809,455.95
Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				424,289.92
Aggregate Sales Proceeds Advance				21,774,633.38

Total Advances				22,198,923.30

Vehicle Disposition Proceeds:
Reallocation Payments				38,453,021.92
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,397,057.20
Excess Wear and Tear and Excess Mileage				331,864.78
Remaining Payoffs				0.00
Net Insurance Proceeds				917,303.68
Residual Value Surplus				1,071,821.29

Total Collections				88,179,448.12

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	26,390,120.59			1,851
Involuntary Repossession	405,586.21			27
Voluntary Repossession	202,872.12			14
Full Termination	11,416,658.00			812
Bankruptcty	37,785.00			2
Insurance Payoff		901,839.85		57
Customer Payoff			373,402.55	21
Grounding Dealer Payoff			5,844,702.33	310
Dealer Purchase			1,555,829.74	77

Total	38,453,021.92	901,839.85	7,773,934.62	3,171

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	46,612	943,286,386.83	7.00000%	785,854,766.60
Total Depreciation Received		(13,973,346.61)		(10,936,935.49)
Principal Amount of Gross Losses	(113)	(2,089,588.84)		(1,754,624.09)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,729)	(29,897,759.70)		(24,678,707.65)
Scheduled Terminations	(1,306)	(23,028,351.30)		(20,239,638.19)

Pool Balance - End of Period	43,464	874,297,340.38		728,244,861.18
Remaining Pool Balance
Lease Payment				126,233,762.92
Residual Value				602,011,098.26

Total				728,244,861.18

III. DISTRIBUTIONS
Total Collections					88,179,448.12
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					88,179,448.12

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	724,396.44
3. Reimbursement of Sales Proceeds Advance	22,595,411.32
4. Servicing Fee:
Servicing Fee Due	654,878.97
Servicing Fee Paid	654,878.97
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	23,974,686.73
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	61,597.88
Class A-2a Notes Monthly Interest Paid	61,597.88
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	45,757.52
Class A-2b Notes Monthly Interest Paid	45,757.52
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	722,497.07
Total Note and Certificate Monthly Interest Paid	722,497.07
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	63,482,264.32

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,609,905.42
Total Class A Noteholders’ Principal Carryover Shortfall	0.00

Total Class A Noteholders’ Principal Distributable Amount	57,609,905.42
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,872,358.90

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,872,358.90
Gross Reserve Account Balance	26,229,757.03
Remaining Available Collections Released to Seller	5,872,358.90
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

V. POOL STATISTICS
Weighted Average Remaining Maturity			8.84
Monthly Prepayment Speed			70%
Lifetime Prepayment Speed			82%
		$	units
Recoveries of Defaulted and Casualty Receivables		1,651,802.58
Securitization Value of Defaulted Receivables and Casualty Receivables		1,754,624.09	113
Aggregate Defaulted and Casualty Gain (Loss)		(102,821.51)
Pool Balance at Beginning of Collection Period		785,854,766.60
Net Loss Ratio
Current Collection Period		-0.0131%
Preceding Collection Period		-0.0208%
Second Preceding Collection Period		-0.0303%
Third Preceding Collection Period		0.0070%
Cumulative Net Losses for all Periods		0.2461%	3,340,178.74

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.69%	5,397,418.93	325
61-90 Days Delinquent	0.15%	1,147,508.35	70
91-120 Days Delinquent	0.05%	363,079.00	22
More than 120 Days	0.01%	62,485.22	3

Total Delinquent Receivables:	0.88%	6,970,491.50	420

		Amount	Number

61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.20%	0.20%
Preceding Collection Period		0.32%	0.31%
Second Preceding Collection Period		0.35%	0.35%
Third Preceding Collection Period		0.33%	0.34%

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

60 Day Delinquent Receivables		1,573,072.57
Delinquency Percentage		0.20%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No
Aggregate Sales Performance of Auctioned Vehicles	$		units

Sales Proceeds		37,806,778.59	2,663
Securitization Value		38,979,394.74	2,663

Aggregate Residual Gain (Loss)		(1,172,616.15)
Cumulative Sales Performance of Auctioned Vehicles	$		units

Cumulative Sales Proceeds		194,730,074.56	13,731
Cumulative Securitization Value		207,498,108.70	13,731

Cumulative Residual Gain (Loss)		(12,768,034.14)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,400,203.11
Reimbursement of Outstanding Advance			22,595,411.32
Additional Advances for current period			21,774,633.38

Ending Balance of Residual Advance			30,579,425.17

Beginning Balance of Payment Advance			1,568,639.29
Reimbursement of Outstanding Payment Advance			724,396.44
Additional Payment Advances for current period			424,289.92

Ending Balance of Payment Advance			1,268,532.77

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO